Debt - Term Loan Facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2015
Long-term debt
Principal amount	$ 2,512,000,000	$ 2,532,000,000
U.S. Cellular Term loan facility | U.S. Cellular
Long-term debt
Principal amount	191,000,000	$ 203,000,000	$ 225,000,000
Term Loan periodic payment amount	$ 3,000,000
U.S. Cellular Term loan facility | U.S. Cellular | LIBOR rate
Long-term debt
Contractual spread	2.50%
Subordinated Agreement | U.S. Cellular Term loan facility | U.S. Cellular
Debt Instrument [Line Items]
Consolidated funded indebtedness	$ 0
Refinancing indebtedness	$ 0